Schedule of Investments (unaudited)	iShares® U.S. Dividend and Buyback ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Boeing Co. (The)(a)	555	$125,696
General Dynamics Corp.	930	182,308
L3Harris Technologies Inc.	1,346	305,192
Lockheed Martin Corp.	1,091	405,492
Northrop Grumman Corp.	709	257,381
Raytheon Technologies Corp.	3,964	344,670
		1,620,739
Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	629	56,088
United Parcel Service Inc., Class B	1,715	328,182
		384,270
Airlines — 0.0%
Delta Air Lines Inc.(a)	1,241	49,516

Banks — 9.1%
Bank of America Corp.	51,107	1,960,464
Citigroup Inc.	18,551	1,254,419
Citizens Financial Group Inc.	3,077	129,726
Comerica Inc.	1,364	93,652
Fifth Third Bancorp.	3,426	124,330
Huntington Bancshares Inc./OH	6,344	89,323
JPMorgan Chase & Co.	17,564	2,665,864
KeyCorp.	5,769	113,419
M&T Bank Corp.	871	116,583
People’s United Financial Inc.	2,750	43,175
PNC Financial Services Group Inc. (The)	2,352	429,028
Regions Financial Corp.	5,759	110,861
Truist Financial Corp.	5,028	273,674
U.S. Bancorp.	9,379	520,910
Wells Fargo & Co.	31,300	1,437,922
Zions Bancorp. NA	1,331	69,412
		9,432,762
Beverages — 1.6%
Coca-Cola Co. (The)	11,990	683,790
Constellation Brands Inc., Class A	252	56,534
PepsiCo Inc.	5,791	908,897
		1,649,221
Biotechnology — 3.3%
AbbVie Inc.	9,276	1,078,799
Amgen Inc.	3,843	928,238
Biogen Inc.(a)	1,682	549,560
Gilead Sciences Inc.	7,407	505,824
Regeneron Pharmaceuticals Inc.(a)	491	282,133
Vertex Pharmaceuticals Inc.(a)	353	71,158
		3,415,712
Building Products — 0.8%
Carlisle Companies Inc.	294	59,459
Johnson Controls International PLC	7,682	548,648
Masco Corp.	2,021	120,674
Trane Technologies PLC	572	116,465
		845,246
Capital Markets — 4.3%
Affiliated Managers Group Inc.	320	50,701
Ameriprise Financial Inc.	939	241,849
Bank of New York Mellon Corp. (The)	6,594	338,470
BlackRock Inc.(b)	415	359,876
Blackstone Group Inc. (The), NVS	2,753	317,338
Security	Shares	Value

Capital Markets (continued)
Charles Schwab Corp. (The)	3,007	$204,326
CME Group Inc.	631	133,854
Franklin Resources Inc.	1,423	42,050
Goldman Sachs Group Inc. (The)	1,738	651,541
Intercontinental Exchange Inc.	1,880	225,280
Invesco Ltd.	2,169	52,880
Janus Henderson Group PLC	1,226	51,296
Jefferies Financial Group Inc.	2,273	75,441
KKR & Co. Inc.	949	60,508
Moody’s Corp.	291	109,416
Morgan Stanley	6,648	638,075
MSCI Inc., Class A	175	104,293
Northern Trust Corp.	1,134	127,972
Raymond James Financial Inc.	396	51,274
S&P Global Inc.	452	193,781
State Street Corp.	2,502	218,024
T Rowe Price Group Inc.	1,035	211,306
		4,459,551
Chemicals — 1.9%
Air Products & Chemicals Inc.	453	131,837
Celanese Corp., Class A	778	121,189
CF Industries Holdings Inc.	893	42,194
Corteva Inc.	1,721	73,624
Dow Inc.	3,583	222,719
DuPont de Nemours Inc.	1,705	127,960
Eastman Chemical Co.	452	50,949
Ecolab Inc.	344	75,966
International Flavors & Fragrances Inc.	570	85,865
Linde PLC	1,754	539,162
LyondellBasell Industries NV, Class A	2,282	226,671
PPG Industries Inc.	322	52,654
Sherwin-Williams Co. (The)	819	238,354
		1,989,144
Commercial Services & Supplies — 0.3%
Cintas Corp.	251	98,939
Republic Services Inc., Class A	485	57,405
Waste Management Inc.	980	145,295
		301,639
Communications Equipment — 1.4%
Cisco Systems Inc.	22,123	1,224,950
Juniper Networks Inc.	2,864	80,593
Motorola Solutions Inc.	430	96,286
		1,401,829
Consumer Finance — 1.1%
Ally Financial Inc.	1,730	88,853
American Express Co.	2,030	346,176
Capital One Financial Corp.	978	158,142
Discover Financial Services	1,252	155,649
Navient Corp.	3,081	62,945
OneMain Holdings Inc.	1,249	76,189
SLM Corp.	3,488	65,679
Synchrony Financial	4,960	233,219
		1,186,852
Containers & Packaging — 0.2%
Ball Corp.	864	69,880
International Paper Co.	1,836	106,048
		175,928

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors — 0.1%
Genuine Parts Co.	468	$59,399

Diversified Consumer Services — 0.1%
Service Corp. International	1,039	64,927

Diversified Financial Services — 1.7%
Berkshire Hathaway Inc., Class B(a)	5,450	1,516,680
Equitable Holdings Inc.	3,295	101,717
Voya Financial Inc.	1,547	99,627
		1,718,024
Diversified Telecommunication Services — 3.0%
AT&T Inc.	69,843	1,959,096
Lumen Technologies Inc.	7,116	88,737
Verizon Communications Inc.	19,864	1,108,014
		3,155,847
Electric Utilities — 1.2%
American Electric Power Co. Inc.	1,632	143,812
Duke Energy Corp.	1,521	159,872
Evergy Inc.	829	54,068
Exelon Corp.	3,534	165,391
FirstEnergy Corp.	2,429	93,079
NextEra Energy Inc.	3,215	250,449
NRG Energy Inc.	2,255	92,996
PPL Corp.	2,606	73,932
Southern Co. (The)	4,100	261,867
		1,295,466
Electrical Equipment — 0.6%
Eaton Corp. PLC	1,829	289,074
Emerson Electric Co.	2,073	209,145
Rockwell Automation Inc.	372	114,360
		612,579
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	1,661	120,406
Arrow Electronics Inc.(a)	455	53,949
CDW Corp./DE	537	98,459
Corning Inc.	2,967	124,199
TE Connectivity Ltd.	981	144,668
		541,681
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class A	2,772	58,877
Schlumberger Ltd.	2,478	71,441
		130,318
Entertainment — 0.1%
Electronic Arts Inc.	751	108,114

Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	891	251,975
AvalonBay Communities Inc.	446	101,612
Boston Properties Inc.	483	56,694
Crown Castle International Corp.	1,254	242,135
Equity Residential	1,146	96,413
Essex Property Trust Inc.	229	75,135
Iron Mountain Inc.	1,670	73,079
Mid-America Apartment Communities Inc.	303	58,509
Prologis Inc.	1,566	200,511
Public Storage	453	141,553
SBA Communications Corp., Class A	342	116,619
Simon Property Group Inc.	832	105,265
SL Green Realty Corp.	1,006	74,907
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Welltower Inc.	644	$55,938
WP Carey Inc.	790	63,745
		1,714,090
Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	436	187,358
Kroger Co. (The)	4,406	179,324
Sysco Corp.	1,964	145,729
Walgreens Boots Alliance Inc.	4,959	233,817
Walmart Inc.	3,713	529,288
		1,275,516
Food Products — 1.0%
Archer-Daniels-Midland Co.	1,545	92,267
Conagra Brands Inc.	1,934	64,770
General Mills Inc.	2,183	128,491
Hershey Co. (The)	551	98,563
JM Smucker Co. (The)	523	68,571
Kellogg Co.	1,024	64,881
Kraft Heinz Co. (The)	2,651	101,984
Mondelez International Inc., Class A	5,854	370,324
Tyson Foods Inc., Class A	985	70,388
		1,060,239
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	3,486	421,736
Baxter International Inc.	1,611	124,611
Edwards Lifesciences Corp.(a)	671	75,333
Hologic Inc.(a)	832	62,433
Medtronic PLC	2,995	393,274
Stryker Corp.	345	93,474
		1,170,861
Health Care Providers & Services — 2.8%
AmerisourceBergen Corp., Class A	502	61,329
Anthem Inc.	927	355,977
Cardinal Health Inc.	1,594	94,652
Cigna Corp.	1,884	432,359
CVS Health Corp.	3,381	278,459
DaVita Inc.(a)	1,250	150,313
HCA Healthcare Inc.	625	155,125
Humana Inc.	465	198,025
McKesson Corp.	879	179,167
Quest Diagnostics Inc.	713	101,103
UnitedHealth Group Inc.	2,083	858,654
		2,865,163
Health Care Technology — 0.2%
Cerner Corp.	1,982	159,333

Hotels, Restaurants & Leisure — 1.9%
Booking Holdings Inc.(a)	162	352,878
Domino’s Pizza Inc.	158	83,027
Expedia Group Inc.(a)	384	61,774
Hilton Worldwide Holdings Inc.(a)	670	88,072
Marriott International Inc./MD, Class A(a)	506	73,866
McDonald’s Corp.	2,973	721,577
Starbucks Corp.	3,788	459,977
Yum! Brands Inc.	1,126	147,945
		1,989,116
Household Durables — 0.3%
DR Horton Inc.	885	84,456
Lennar Corp., Class A	714	75,077
NVR Inc.(a)	12	62,671

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Toll Brothers Inc.	1,050	$62,233
Whirlpool Corp.	220	48,739
		333,176
Household Products — 2.6%
Church & Dwight Co. Inc.	611	52,900
Clorox Co. (The)	725	131,145
Colgate-Palmolive Co.	3,755	298,523
Kimberly-Clark Corp.	1,885	255,832
Procter & Gamble Co. (The)	13,468	1,915,554
		2,653,954
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	2,854	54,654

Industrial Conglomerates — 1.1%
3M Co.	2,203	436,062
Honeywell International Inc.	3,014	704,643
		1,140,705
Insurance — 3.0%
Aflac Inc.	4,434	243,870
Allstate Corp. (The)	2,232	290,272
American International Group Inc.	3,230	152,941
Aon PLC, Class A	1,011	262,890
Assured Guaranty Ltd.	1,106	52,878
Brighthouse Financial Inc.(a)	1,108	47,710
Chubb Ltd.	1,649	278,252
Cincinnati Financial Corp.	480	56,582
Fidelity National Financial Inc.	1,387	61,874
Hartford Financial Services Group Inc. (The)	1,197	76,153
Lincoln National Corp.	1,061	65,379
Loews Corp.	1,716	92,029
Marsh & McLennan Companies Inc.	892	131,320
MetLife Inc.	5,213	300,790
Principal Financial Group Inc.	1,315	81,701
Progressive Corp. (The)	3,476	330,776
Prudential Financial Inc.	3,334	334,334
Travelers Companies Inc. (The)	1,391	207,148
		3,066,899
Interactive Media & Services — 3.9%
Alphabet Inc., Class A(a)	624	1,681,387
Alphabet Inc., Class C, NVS(a)	590	1,595,608
Facebook Inc., Class A(a)	2,292	816,639
		4,093,634
Internet & Direct Marketing Retail — 0.5%
eBay Inc.	7,679	523,785

IT Services — 4.4%
Accenture PLC, Class A	1,619	514,324
Automatic Data Processing Inc.	1,451	304,173
Cognizant Technology Solutions Corp., Class A	3,327	244,634
Fidelity National Information Services Inc.	923	137,573
Fiserv Inc.(a)	1,179	135,715
FleetCor Technologies Inc.(a)	284	73,334
Global Payments Inc.	629	121,655
GoDaddy Inc., Class A(a)	798	66,912
International Business Machines Corp.	4,613	650,249
Mastercard Inc., Class A	1,862	718,620
Paychex Inc.	978	111,316
PayPal Holdings Inc.(a)	697	192,044
VeriSign Inc.(a)	346	74,864
Security	Shares	Value

IT Services (continued)
Visa Inc., Class A	4,753	$1,171,092
Western Union Co. (The)	3,179	73,785
		4,590,290
Life Sciences Tools & Services — 0.7%
Agilent Technologies Inc.	812	124,423
IQVIA Holdings Inc.(a)	303	75,053
Mettler-Toledo International Inc.(a)	69	101,686
Thermo Fisher Scientific Inc.	611	329,946
Waters Corp.(a)	352	137,213
		768,321
Machinery — 1.1%
Caterpillar Inc.	1,963	405,850
Cummins Inc.	798	185,216
Deere & Co.	634	229,248
Illinois Tool Works Inc.	1,026	232,563
PACCAR Inc.	609	50,541
Parker-Hannifin Corp.	250	78,008
		1,181,426
Media — 2.0%
Altice USA Inc., Class A(a)	8,584	263,786
Charter Communications Inc., Class A(a)	1,231	915,926
Comcast Corp., Class A	8,386	493,348
Discovery Inc., Class C, NVS(a)	1,818	49,286
Liberty Broadband Corp., Class C, NVS(a)	411	72,948
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	2,192	101,271
Omnicom Group Inc.	1,107	80,612
Sirius XM Holdings Inc.	9,321	60,307
		2,037,484
Metals & Mining — 0.2%
Newmont Corp.	2,603	163,521
Nucor Corp.	769	79,991
		243,512
Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	4,840	76,811
Annaly Capital Management Inc.	13,735	116,610
Starwood Property Trust Inc.	2,340	60,910
		254,331
Multi-Utilities — 0.5%
Consolidated Edison Inc.	770	56,803
Dominion Energy Inc.	2,925	218,994
Public Service Enterprise Group Inc.	1,800	112,014
Sempra Energy.	574	74,993
WEC Energy Group Inc.	1,084	102,048
		564,852
Multiline Retail — 0.6%
Dollar General Corp.	1,395	324,533
Target Corp.	1,335	348,502
		673,035
Oil, Gas & Consumable Fuels — 4.2%
Chevron Corp.	10,240	1,042,534
ConocoPhillips	7,977	447,191
Devon Energy Corp.	2,810	72,610
EOG Resources Inc.	1,177	85,756
Exxon Mobil Corp.	26,290	1,513,515
Kinder Morgan Inc.	12,147	211,115
Marathon Petroleum Corp.	3,489	192,663
ONEOK Inc.	2,336	121,402
Ovintiv Inc.	1,864	47,830

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66	2,791	$204,943
Pioneer Natural Resources Co.	488	70,941
Valero Energy Corp.	2,756	184,569
Williams Companies Inc. (The)	7,596	190,280
		4,385,349
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	438	146,217
Herbalife Nutrition Ltd.(a)	1,174	59,804
		206,021
Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	15,968	1,083,748
Eli Lilly & Co.	1,509	367,441
Johnson & Johnson	10,178	1,752,652
Merck & Co. Inc.	13,124	1,008,842
Pfizer Inc.	23,689	1,014,126
Zoetis Inc.	553	112,093
		5,338,902
Professional Services — 0.2%
IHS Markit Ltd.	1,102	128,758
Verisk Analytics Inc., Class A	332	63,060
		191,818
Road & Rail — 1.3%
CSX Corp.	9,504	307,169
Kansas City Southern	205	54,899
Norfolk Southern Corp.	1,098	283,097
Union Pacific Corp.	3,142	687,344
		1,332,509
Semiconductors & Semiconductor Equipment — 5.2%
Analog Devices Inc.	927	155,198
Applied Materials Inc.	1,530	214,093
Broadcom Inc.	1,595	774,213
Intel Corp.	37,114	1,993,764
KLA Corp.	487	169,554
Lam Research Corp.	527	335,915
Maxim Integrated Products Inc.	579	57,848
NXP Semiconductors NV	888	183,274
Qorvo Inc.(a)	289	54,792
QUALCOMM Inc.	4,270	639,646
Skyworks Solutions Inc.	592	109,230
Texas Instruments Inc.	3,150	600,453
Xilinx Inc.	794	118,973
		5,406,953
Software — 7.1%
Adobe Inc.(a)	622	386,654
Citrix Systems Inc.	930	93,698
Fortinet Inc.(a)	227	61,799
Intuit Inc.	265	140,442
Microsoft Corp.	16,881	4,809,566
NortonLifeLock Inc.	4,742	117,696
Oracle Corp.	17,196	1,498,459
Palo Alto Networks Inc.(a)	318	126,898
VMware Inc., Class A(a)	530	81,482
		7,316,694
Security	Shares	Value

Specialty Retail — 3.0%
Advance Auto Parts Inc.	280	$59,377
AutoZone Inc.(a)	125	202,946
Best Buy Co. Inc.	1,029	115,608
Home Depot Inc. (The)	4,075	1,337,374
Lowe’s Companies Inc.	4,303	829,145
O’Reilly Automotive Inc.(a)	387	233,686
Ross Stores Inc.	691	84,779
TJX Companies Inc. (The)	1,851	127,367
Tractor Supply Co.	361	65,316
Ulta Beauty Inc.(a)	180	60,444
		3,116,042
Technology Hardware, Storage & Peripherals — 6.6%
Apple Inc.	39,268	5,727,631
Dell Technologies Inc., Class C(a)	1,808	174,689
Hewlett Packard Enterprise Co.	8,666	125,657
HP Inc.	13,614	393,036
NetApp Inc.	1,660	132,119
Seagate Technology Holdings PLC	2,039	179,228
Xerox Holdings Corp.	2,688	64,862
		6,797,222
Textiles, Apparel & Luxury Goods — 0.6%
Nike Inc., Class B	2,883	482,931
VF Corp.	1,331	106,746
		589,677
Tobacco — 1.5%
Altria Group Inc.	15,100	725,404
Philip Morris International Inc.	8,428	843,558
		1,568,962
Trading Companies & Distributors — 0.2%
Fastenal Co.	1,321	72,351
United Rentals Inc.(a)	164	54,046
WW Grainger Inc.	202	89,805
		216,202
Total Common Stocks — 99.7%
(Cost: $87,960,908)		103,479,491

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	160,000	160,000

Total Short-Term Investments — 0.1%
(Cost: $160,000)		160,000

Total Investments in Securities — 99.8%
(Cost: $88,120,908)		103,639,491

Other Assets, Less Liabilities — 0.2%		156,857

Net Assets — 100.0%		$103,796,348

(a)	Non-income producing security.
(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$150,000	$10,000	(a)	$—	$—	$—	$160,000	160,000	$3	(b)	$—
BlackRock Inc.	290,852	152,402		(98,397)	20,239	(5,220)	359,876	415	1,805		—
					$20,239	$(5,220)	$519,876		$1,808		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 Micro E-Mini Index	11	09/17/21	$241	$5,740

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
July 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$103,479,491	$—	$—	$103,479,491
Money Market Funds	160,000	—	—	160,000
	$103,639,491	$—	$—	$103,639,491
Derivative financial instruments(a)
Assets
Futures Contracts	$5,740	$—	$—	$5,740

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares